Related party and employee transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party and employee transactions
Schedule of Related Party Transactions
(a)	Amounts due from related parties

	December 31,	December 31,
	2020	2021
	US$	US$
Current:
Henan Hongguang Olympic Real Estate Co., Ltd.	90,330,257	95,078,214
Qingdao Huiju	56,469,394	10,035,794
Guangzhou Huanglong Information Technology Co., Ltd.	16,324,735	47,953,453
Xinzheng Meihang Network Technology Co., Ltd.	2,789,265	2,854,538
Madison Development Limited	33,231,243	33,768,281
Suzhou Wanzhuo's non-controlling interest holders	20,160,872	32,032,079
Taicang Pengchi's non-controlling interest holders	12,129,962	22,194,420
Suzhou Rongjingchen Real Estate Co., Ltd.	—	22,141,569
Others	2,005,731	5,509,136
Total current amounts due from related party	233,441,459	271,567,484

Non current:
Suzhou Yefang’s non-controlling interest holders	12,259,192	12,546,073
Others	2,674,370	2,736,955
Total non-current amounts due from related party	14,933,562	15,283,028
Total	248,375,021	286,850,512

(b)         Amounts due to related party

	December 31,	December 31,
	2020	2021
	US$	US$
Current:
Suzhou Yefang’s non-controlling interest holders	1,632,968	1,771,522
Suzhou Wanzhuo's non-controlling interest shareholders	16,272,639	2,961,668
Xinzheng Meihang Network Technology Co., Ltd.	2,632,678	2,694,286
Henan Qingning Apartment Management Co., Ltd.	444,409	12,045,693
Suzhou Kairongchen Real Estate Co., Ltd.	—	44,995,530
Others	10,529,235	12,593,656
Total current amounts due to related party	31,511,929	77,062,355
Non current:
Henan Qingning Apartment Management Co., Ltd.	10,728,133	10,979,186
Total	42,240,062	88,041,541

(c)         Amounts due from employees

	December 31,	December 31,
	2020	2021
	US$	US$
Advances to employees	529,055	1,550,469